COMMITMENTS AND CONTINGENCIES (Legal Matters) (Narrative) (Details)	12 Months Ended		12 Months Ended
	Dec. 31, 2014 item	Dec. 31, 2013 USD ($)	Dec. 31, 2014 Jiangsu Shuangliang against Sichuan ReneSola [Member] USD ($)	Dec. 31, 2014 Jiangsu Shuangliang against Sichuan ReneSola [Member] CNY	Dec. 31, 2014 Sichuan ReneSola against Jiangsu Shuangliang [Member] USD ($)	Dec. 31, 2014 Sichuan ReneSola against Jiangsu Shuangliang [Member] CNY
Legal matters [Line Items]
Damages sought			$ 5,200,000	31,600,000	$ 9,200,000	55,700,000
Penalty sought					1,100,000	6,700,000
Number of disputes under arbitration process	2
Penalty loss accrued		$ 0